Note Payable - Related Party	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Note Payable - Related Party
Note Payable - Related Party

7. Note Payable – Related Party

On May 1, 2018, the Company entered into a promissory note with a trust controlled by the Company’s Chairperson, President and majority stockholder. Under the terms of the promissory note, the Company borrowed $1,285,000 at 5% annual, simple interest and was obligated to repay the principal and interest amounts on January 1, 2022. On March 30, 2022, the parties ratified an extension of the maturity date of the note to January 1, 2023. The promissory note contains standard acceleration provisions upon an event of default and the borrowing is not collateralized. The balance of the promissory note as of June 30, 2022 and December 31, 2021 was $1,285,000, and interest payable related to the promissory note as of June 30, 2022 and December 31, 2021 was $252,000 and $236,000, respectively. For the three months ended June 30, 2022, and 2021 the Company incurred interest expense from the promissory note of $16,000 and $16,000, respectively. For the six months ended June 30, 2022, and 2021 the Company incurred interest expense from the promissory note of $32,000 and $32,000, respectively.

On May 6, 2022, the Company entered into another promissory note with the same trust. Under the terms of the promissory note, the Company borrowed $406,200 at 5% annual, simple interest and is obligated to repay the principal and interest amounts on December 1, 2022. The promissory note contains standard acceleration provisions upon an event of default and the note is uncollateralized. The balance of the promissory note as of June 30, 2022 was $406,200, and interest payable related to the promissory note as of June 30, 2022 was $3,385. For the three and six months ended June 30, 2022 the Company incurred interest expense from the promissory note of $3,385. There was no such note during the three and six months ending June 30, 2021.

7. Note Payable – Related Party

On May 1, 2018, the Company entered into a promissory note with a trust controlled by the Company’s Chairperson, President and majority stockholder. Under the terms of the promissory note, the Company borrowed $1,285,000 at 5% annual, simple interest and was obligated to repay the principal and interest amounts on January 1, 2020. In March 2020, the parties extended the maturity date of the note to January 1, 2022. On March 30, 2022, the parties ratified an extension of the maturity date of the note to January 1, 2023.  The promissory note contains standard acceleration provisions upon an event of default and the borrowing is not collateralized. The balance of the promissory note as of December 31, 2021 and, 2020 was $1,285,000, and interest payable related to the promissory note as of December 31, 2021 and, 2020 was $235,000 and $171,000, respectively. For the years ended December 31, 2021 and 2020, the Company incurred interest expense from the promissory note of $64,000 and $64,000, respectively.